Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Haymaker III [Member]
Class of Stock [Line Items]
Private Placement
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 5,333,333 warrants at a price of $1.50 per warrant in a private placement (the “Private Placement Warrants”), generating proceeds of $8,000,000 in the aggregate. On March 4, 2021, the underwriters notified the Company of their intention to exercise the over-allotment option in part, resulting in the Sponsor paying an aggregate of $350,000 in exchange for an additional 233,333 Private Placement Warrants. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The excess of fair value of the Private Placement Warrants over the cash received for such warrants totaled $3,507,000, which was expensed at the date of the Initial Public Offering. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 5,333,333 warrants at a price of $1.50 per warrant in a private placement (the “Private Placement Warrants”), generating proceeds of $8,000,000 in the aggregate. On March 4, 2021, the underwriters notified the Company of their intention to exercise the over-allotment option in part, resulting in the Sponsor paying an aggregate of $350,000 in exchange for an additional 233,333 Private Placement Warrants. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the
Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The excess of fair value of the Private Placement Warrants over the cash received for such warrants totaled $3,507,000, which was expensed at the date of the Initial Public Offering. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants.
The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.